Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.9%
		Communication Services—1.5%
24,666	[2]	Frontier Communications Parent, Inc.	$ 722,714
13,893		Iridium Communications, Inc.	398,729
16,655		New York Times Co., Class A	892,541
2,384		Nexstar Media Group, Inc., Class A	440,539
19,960		Tegna, Inc.	317,963
7,525		TKO Group Holdings, Inc.	822,859
15,823		Warner Music Group	474,848
5,377	[2]	Ziff Davis, Inc.	257,451
32,225	[2]	ZoomInfo Technologies, Inc.	366,076
		TOTAL	4,693,720
		Consumer Discretionary—14.2%
5,378	[2]	Abercrombie & Fitch Co., Class A	793,147
10,558	[2]	Adient PLC	271,974
26,851		Aramark	920,184
7,361		Autoliv, Inc.	744,492
2,559	[2]	AutoNation, Inc.	488,052
17,321		Block (H&R), Inc.	1,003,579
9,742		Boyd Gaming Corp.	592,996
7,491		Brunswick Corp.	610,142
6,792	[2]	Burlington Stores, Inc.	1,768,093
13,172	[2]	Capri Holdings Ltd.	441,789
3,869		Carter’s, Inc.	234,268
1,324	[3]	Choice Hotels International, Inc.	168,744
6,027		Churchill Downs, Inc.	865,236
5,250		Columbia Sportswear Co.	428,925
6,566	[2]	Crocs, Inc.	882,273
6,007		Dick’s Sporting Goods, Inc.	1,299,614
4,595	[2]	Duolingo, Inc.	790,064
6,057	[2]	Five Below, Inc.	440,586
11,501	[2]	Floor & Decor Holdings, Inc.	1,127,098
28,360	[2]	GameStop Corp.	642,921
28,345		Gap (The), Inc.	665,541
28,478		Gentex Corp.	884,527
32,456	[2]	Goodyear Tire & Rubber Co.	379,735
326		Graham Holdings Co.	252,601
4,128	[2]	Grand Canyon Education, Inc.	643,762
13,723		Harley-Davidson, Inc.	514,612
2,787	[2]	Helen of Troy Ltd.	164,740
7,899	[2]	Hilton Grand Vacations, Inc.	341,316
4,711		Hyatt Hotels Corp.	694,072
7,340		KB HOME	631,827
6,221		Lear Corp.	759,211
9,256	[2]	Light & Wonder International, Inc.	992,243
2,322		Lithia Motors, Inc.	641,638
36,581		Macy’s, Inc.	632,120
1,794		Marriott Vacations Worldwide Corp.	151,737
44,381	[2]	Mattel, Inc.	856,109

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,926		Murphy USA, Inc.	$ 972,476
10,580		Nordstrom, Inc.	241,541
6,265	[2]	Ollie’s Bargain Outlet Holdings, Inc.	611,715
1,855		Penske Automotive Group, Inc.	322,974
9,595	[2]	Planet Fitness, Inc.	707,151
3,786		Polaris, Inc., Class A	315,298
5,883		PVH Corp.	600,007
1,096	[2]	RH	317,928
14,938		Service Corp. International	1,193,696
13,553	[2]	Skechers USA, Inc., Class A	882,707
11,646	[2]	Taylor Morrison Home Corp.	781,214
18,853		Tempur Sealy International, Inc.	986,955
6,865		Texas Roadhouse, Inc.	1,198,698
8,982		The Wendy’s Co.	152,065
5,921		Thor Industries, Inc.	628,455
10,723		Toll Brothers, Inc.	1,530,279
3,689	[2]	TopBuild Corp.	1,765,334
8,135		Travel + Leisure Co.	374,942
9,881	[2]	Under Armour, Inc., Class A	68,871
9,860	[2]	Under Armour, Inc., Class C	66,949
4,152		Vail Resorts, Inc.	755,706
14,237	[2]	Valvoline, Inc.	662,020
1,575	[2]	Visteon Corp.	181,975
4,192		Whirlpool Corp.	427,458
14,444		Williams-Sonoma, Inc.	2,234,198
3,024		Wingstop, Inc.	1,130,613
8,579		Wyndham Hotels & Resorts, Inc.	649,602
5,565	[2]	YETI Holdings, Inc.	230,113
		TOTAL	43,710,908
		Consumer Staples—4.2%
13,235	[2]	Bellring Brands, Inc.	678,691
12,417	[2]	BJ’s Wholesale Club Holdings, Inc.	1,092,199
4,275		Casey’s General Stores, Inc.	1,658,016
13,444	[2]	Celsius Holdings, Inc.	629,582
502		Coca-Cola Bottling Co.	575,237
36,827	[2]	Coty, Inc. - CL A	366,429
12,790	[2]	Darling Ingredients, Inc.	508,147
5,976	[2]	e.l.f. Beauty, Inc.	1,031,338
18,977		Flowers Foods, Inc.	427,362
8,129		Ingredion, Inc.	1,011,004
2,230		Lancaster Colony Corp.	430,524
15,963	[2]	Performance Food Group Co.	1,101,447
3,467	[2]	Pilgrim’s Pride Corp.	142,944
5,324	[2]	Post Holdings, Inc.	582,233
10,213	[2]	Sprouts Farmers Market, Inc.	1,020,176
1,057	[2]	The Boston Beer Co., Inc., Class A	296,182
23,281	[2]	US Foods Holding Corp.	1,266,254
		TOTAL	12,817,765
		Energy—5.2%
45,569		Antero Midstream Corp.	654,371
31,611	[2]	Antero Resources Corp.	917,351
20,329		ChampionX Corp.	696,471

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
10,060	[3]	Chesapeake Energy Corp.	$ 767,880
6,377		Chord Energy Corp.	1,094,676
10,106		Civitas Resources, Inc.	704,995
10,319	[2]	CNX Resources Corp.	273,144
9,819		DT Midstream, Inc.	739,960
15,251		HF Sinclair Corp.	784,969
12,699		Matador Resources Co.	780,734
18,774		Murphy Oil Corp.	776,868
33,940		NOV, Inc.	706,631
25,600		Ovintiv, Inc.	1,188,864
11,738		PBF Energy, Inc.	478,323
55,861		Permian Resources Corp.	856,908
25,095		Range Resources Corp.	783,717
136,698	[2]	Southwestern Energy Co.	881,702
1,996		Texas Pacific Land Corp.	1,686,420
4,629	[2]	Valaris Ltd.	363,793
8,902	[2]	Weatherford International PLC	1,049,190
		TOTAL	16,186,967
		Financials—16.2%
3,174		Affiliated Managers Group	589,158
29,494		Ally Financial, Inc.	1,327,525
6,666		American Financial Group, Inc.	872,979
54,074		Annaly Capital Management, Inc.	1,076,613
14,235		Associated Banc-Corp.	327,120
10,388		Bank OZK	487,093
9,781	[2]	Brighthouse Financial, Inc.	487,779
20,252		Cadence Bank	665,683
19,320		Carlyle Group LP/The	960,977
10,938		CNO Financial Group, Inc.	381,299
23,549		Columbia Banking Systems, Inc.	616,042
11,884		Commerce Bancshares, Inc.	769,014
5,343		Cullen Frost Bankers, Inc.	625,452
16,609		East West Bancorp, Inc.	1,459,765
31,499		Equitable Holdings, Inc.	1,373,671
2,546		Erie Indemnity Co.	1,123,168
10,733		Essent Group Ltd.	674,462
5,882	[2]	Euronet Worldwide, Inc.	599,905
3,036		Evercore, Inc., Class A	760,184
8,449		Federated Hermes, Inc.	290,054
27,888		Fidelity National Financial, Inc.	1,545,274
11,435		First American Financial Corp.	692,732
14,521		First Financial Bankshares, Inc.	558,478
67,120		First Horizon Corp.	1,122,918
3,925		FirstCash Holdings, Inc.	438,030
40,016		FNB Corp. (PA)	613,845
12,724		Glacier Bancorp, Inc.	568,890
11,704		Hancock Whitney Corp.	640,560
3,558		Hanover Insurance Group, Inc.	489,189
18,404		Home Bancshares, Inc.	521,385
4,460		Houlihan Lokey, Inc.	670,115
11,041		Interactive Brokers Group, Inc., Class A	1,316,860
5,118		International Bancshares Corp.	345,158

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
12,685		Janus Henderson Group PLC	$ 472,263
17,246		Jefferies Financial Group, Inc.	1,008,374
6,000		Kemper Corp.	384,360
1,974		Kinsale Capital Group, Inc.	902,256
34,614		MGIC Investment Corp.	859,812
2,260		Morningstar, Inc.	717,889
12,139	[3]	New York Community Bancorp, Inc.	127,702
34,396		Old National Bancorp	688,608
31,175		Old Republic International Corp.	1,079,279
6,544		Pinnacle Financial Partners, Inc.	630,318
3,042		Primerica, Inc.	765,884
7,732		Prosperity Bancshares, Inc.	560,725
6,790		Reinsurance Group of America, Inc.	1,530,670
4,947		RenaissanceRe Holdings Ltd.	1,147,259
4,038		RLI Corp.	608,082
10,782		Ryan Specialty Group Holdings, Inc.	664,063
10,086		SEI Investments Co.	684,234
6,167		Selective Insurance Group, Inc.	557,003
21,774		SLM Corp.	494,052
8,402		South State Corp.	831,546
33,038		Starwood Property Trust, Inc.	659,108
12,500		Stifel Financial Corp.	1,108,375
15,644		Synovus Financial Corp.	731,357
2,515	[2]	Texas Capital Bancshares, Inc.	166,242
4,271		UMB Financial Corp.	435,727
18,631		United Bankshares, Inc.	725,305
21,512		Unum Group	1,237,585
49,213		Valley National Bancorp	413,389
10,216		VOYA Financial, Inc.	743,010
21,464		Webster Financial Corp. Waterbury	1,065,044
47,060		Western Union Co.	559,543
4,575	[2]	WEX, Inc.	839,284
6,589		Wintrust Financial Corp.	712,930
16,220		Zions Bancorporation, N.A.	838,087
		TOTAL	49,940,742
		Health Care—9.5%
7,699	[2]	Acadia Healthcare Co., Inc.	499,280
3,130	[2]	Amedisys, Inc.	306,896
7,201	[2]	Arrowhead Pharmaceuticals, Inc.	205,661
71,569	[2]	Avantor, Inc.	1,914,471
6,168	[2]	Azenta, Inc.	384,205
20,167	[2]	BioMarin Pharmaceutical, Inc.	1,700,683
12,348		Bruker Corp.	845,961
1,855		Chemed Corp.	1,057,647
6,325	[2]	Concentra Group Holdings Parent, Inc.	147,436
9,373	[2]	Cytokinetics, Inc.	553,101
22,952		Dentsply Sirona, Inc.	622,917
13,887	[2]	Doximity, Inc.	388,836
10,267		Encompass Health Corp.	954,215
5,881	[2]	Enovis Corp.	280,171
19,713	[2]	Envista Holdings Corp.	336,501
29,374	[2]	Exelixis, Inc.	688,820

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
11,437	[2]	Globus Medical, Inc.	$ 823,006
5,019	[2]	Haemonetics Corp.	451,961
13,945	[2]	Halozyme Therapeutics, Inc.	770,601
10,856	[2]	HealthEquity, Inc.	851,979
17,025	[2]	Illumina, Inc.	2,087,265
6,492	[2]	Jazz Pharmaceuticals PLC	715,743
5,982	[2]	Lantheus Holdings, Inc.	627,093
6,202	[2]	Livanova PLC	306,379
3,622	[2]	Masimo Corp.	387,482
2,827	[2]	Medpace Holdings, Inc.	1,081,384
12,282	[2]	Neogen Corp.	209,162
11,634	[2]	Neurocrine Biosciences, Inc.	1,647,025
19,298	[2]	Option Care Health, Inc.	572,958
4,239	[2]	Penumbra, Inc.	708,294
15,439		Perrigo Co. PLC	436,461
14,232	[2]	Progyny, Inc.	401,342
23,051	[2]	R1 RCM, Inc.	296,897
5,702	[2]	Repligen Corp.	954,230
38,210	[2]	Roivant Sciences Ltd.	414,578
9,078	[2]	Sarepta Therapeutics, Inc.	1,291,255
15,522	[2]	Sotera Health Topco, Inc.	215,290
11,314	[2]	Tenet Healthcare Corp.	1,693,706
4,578	[2]	United Therapeutics Corp.	1,434,242
		TOTAL	29,265,134
		Industrials—21.4%
7,530		Aaon, Inc.	666,631
3,096		Acuity Brands, Inc.	778,180
7,995		Advanced Drainage System, Inc.	1,415,435
14,014		AECOM	1,269,809
6,796		AGCO Corp.	641,678
3,914		Applied Industrial Technologies, Inc.	853,996
664		Avis Budget Group, Inc.	67,071
9,319		BWX Technologies, Inc.	927,147
2,671	[2]	CACI International, Inc., Class A	1,232,613
5,330		Carlisle Cos., Inc.	2,231,031
3,449	[2]	Chart Industries, Inc.	555,565
5,156	[2]	Clean Harbors, Inc.	1,230,892
3,661		Comfort Systems USA, Inc.	1,216,990
5,394		Concentrix Corp.	380,277
20,731	[2]	Core & Main, Inc.	1,108,487
4,978		Crane Co.	798,571
4,537		Curtiss Wright Corp.	1,337,054
14,611		Donaldson Co., Inc.	1,093,195
5,308		Emcor Group, Inc.	1,992,836
3,992		EnerSys, Inc.	438,841
5,688		ESAB Corp.	577,901
18,054	[2]	Exlservice Holding, Inc.	636,584
5,038		Exponent, Inc.	534,431
13,276		Flowserve Corp.	671,102
14,894	[2]	Fluor Corp.	716,401
13,578		Fortune Brands Innovations, Inc.	1,097,238
3,557	[2]	FTI Consulting, Inc.	775,319

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,690		GATX Corp.	$ 375,255
17,428		Genpact Ltd.	604,229
17,450		Graco, Inc.	1,484,122
13,156	[2]	GXO Logistics, Inc.	736,473
9,181		Hexcel Corp.	607,874
2,279		Insperity, Inc.	234,099
9,737		ITT Corp.	1,377,396
13,697		KBR, Inc.	912,083
5,900	[2]	Kirby Corp.	724,992
17,600		Knight-Swift Transportation Holdings, Inc.	957,968
3,610		Landstar System, Inc.	686,802
3,323		Lennox International, Inc.	1,938,970
6,008		Lincoln Electric Holdings	1,234,103
4,633		Manpower, Inc.	354,795
6,651	[2]	Mastec, Inc.	731,810
6,079		Maximus, Inc.	564,678
20,351		MDU Resources Group, Inc.	548,256
5,881	[2]	Middleby Corp.	797,346
4,645		MSA Safety, Inc.	876,279
4,956		MSC Industrial Direct Co.	440,836
10,471	[2]	NEXTracker, Inc.	514,545
17,536		nVent Electric PLC	1,273,640
5,581		Oshkosh Corp.	606,376
9,916		Owens Corning, Inc.	1,848,144
4,779	[2]	Paylocity Corp.	717,185
17,551		RB Global, Inc.	1,397,586
2,954	[2]	RBC Bearings, Inc.	859,141
7,200		Regal Rexnord Corp.	1,156,896
5,768		Ryder System, Inc.	808,443
2,859	[2]	Saia, Inc.	1,194,633
5,156		Science Applications International Corp.	641,406
16,593		Sensata Technologies Holdings	646,961
3,620		Simpson Manufacturing Co., Inc.	695,366
7,347	[2]	Stericycle, Inc.	430,167
4,455		Terex Corp.	281,823
5,497		Tetra Tech, Inc.	1,172,180
6,044		The Brink’s Co.	664,780
6,476		Timken Co.	563,088
9,530		Toro Co.	912,307
11,744	[2]	Trex Co., Inc.	982,151
7,710		UFP Industries, Inc.	1,017,180
2,228		Valmont Industries, Inc.	664,746
3,079		Watsco, Inc.	1,507,140
2,735		Watts Industries, Inc., Class A	567,567
4,771		WESCO International, Inc.	834,686
6,260		Woodward, Inc.	976,497
12,510	[2]	XPO, Inc.	1,437,274
		TOTAL	65,805,549
		Information Technology—8.7%
7,528	[2]	Allegro MicroSystems, Inc.	180,973
6,018	[2]	Altair Engineering, Inc.	531,750
10,584		Amkor Technology, Inc.	345,673

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,607	[2]	AppFolio, Inc.	$ 355,918
5,382	[2]	Arrow Electronics, Inc.	665,700
6,407	[2]	ASGN, Inc.	606,551
3,077	[2]	Aspen Technology, Inc.	578,322
8,979		Avnet, Inc.	482,711
4,579		Belden, Inc.	424,428
6,099	[2]	Blackbaud, Inc.	484,139
15,815	[2]	Ciena Corp.	834,083
5,453	[2]	Cirrus Logic, Inc.	711,507
18,659		Cognex Corp.	925,860
14,354	[2]	Coherent Corp.	1,000,187
4,332	[2]	Commvault Systems, Inc.	662,146
2,922		Crane NXT Co.	183,735
5,936		Dolby Laboratories, Class A	467,519
26,767	[2]	Dropbox, Inc.	640,267
25,959	[2]	Dynatrace Holdings LLC	1,140,119
3,364	[2]	IPG Photonics Corp.	270,466
18,759	[2]	Kyndryl Holdings, Inc.	504,054
14,945	[2]	Lattice Semiconductor Corp.	792,085
2,715		Littelfuse, Inc.	725,204
4,200	[2]	Lumentum Holdings, Inc.	217,476
5,502	[2]	MA-COM Technology Solutions Holdings, Inc.	555,262
6,361	[2]	Manhattan Associates, Inc.	1,624,472
7,707		MKS Instruments, Inc.	970,311
3,947	[2]	Novanta, Inc.	715,117
5,816	[2]	Onto Innovation Inc.	1,112,601
6,364		Power Integrations, Inc.	464,827
34,282	[2]	Pure Storage, Inc., Class A	2,054,520
4,094	[2]	Qualys, Inc.	610,579
11,856	[2]	Rambus, Inc.	609,873
3,606	[2]	Silicon Laboratories, Inc.	433,189
4,476	[2]	Synaptics, Inc.	390,844
9,245		TD SYNNEX Corp.	1,101,727
11,006	[2]	Teradata Corp.	356,815
4,484		Universal Display Corp.	998,228
6,964		Vishay Intertechnology, Inc.	169,295
19,815		Vontier Corp.	777,342
7,368	[2]	Wolfspeed, Inc.	138,887
		TOTAL	26,814,762
		Materials—6.4%
15,316		Alcoa Corp.	506,041
6,783		AptarGroup, Inc.	996,965
66,315	[2]	Arcadium Lithium PLC	210,882
4,987		Ashland, Inc.	481,994
10,245		Avient Corp.	463,484
23,970	[2]	Axalta Coating Systems Ltd.	854,531
12,500		Berry Global Group, Inc.	821,500
5,524		Cabot Corp.	554,002
9,601		Chemours Co./The	232,056
59,567	[2]	Cleveland-Cliffs, Inc.	914,353
12,632		Commercial Metals Corp.	759,183
12,920		Crown Holdings, Inc.	1,146,004

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
3,497		Eagle Materials, Inc.	$ 952,233
27,240		Graphic Packaging Holding Co.	819,924
2,266		Greif, Inc., Class A	151,097
5,552	[2]	Knife River Corp.	441,495
6,471		Louisiana-Pacific Corp.	635,193
3,876	[2,3]	MP Materials Corp.	52,404
673		Newmarket Corp.	377,466
15,407		Olin Corp.	702,713
5,945		Reliance, Inc.	1,810,609
8,039		Royal Gold, Inc.	1,110,347
14,812		RPM International, Inc.	1,799,066
6,594		Scotts Miracle-Gro Co.	518,288
8,530		Silgan Holdings, Inc.	438,698
9,847		Sonoco Products Co.	530,950
24,303		United States Steel Corp.	998,610
3,197		Westlake Corp.	472,708
		TOTAL	19,752,796
		Real Estate—7.1%
8,285		Agree Realty Corp.	571,416
34,175		American Homes 4 Rent	1,233,376
32,955		Brixmor Property Group, Inc.	839,364
17,593		Corporate Office Properties Trust	509,669
22,037		Cousins Properties, Inc.	606,238
24,055		Cubesmart	1,144,537
5,227		EastGroup Properties, Inc.	977,397
11,372		EPR Properties	511,740
19,187		Equity Lifestyle Properties, Inc.	1,317,763
14,523		First Industrial Realty Trust	794,699
27,941		Gaming and Leisure Properties, Inc.	1,402,638
41,581		Healthcare Realty Trust, Inc.	735,568
25,194		Independence Realty Trust	469,868
4,873	[2]	Jones Lang LaSalle, Inc.	1,222,636
15,653		Kilroy Realty Corp.	578,691
24,393		Kite Realty Group Trust	601,531
9,001		Lamar Advertising Co., Class A	1,078,860
8,000		National Storage Affiliates Trust	340,560
18,634		NNN REIT, Inc.	836,480
21,737		Omega Healthcare Investors, Inc.	791,227
24,056		Park Hotels & Resorts, Inc.	362,283
4,890		PotlatchDeltic Corp.	216,920
13,480		Rayonier, Inc.	408,848
19,727		Rexford Industrial Realty, Inc.	988,520
22,439		Sabra Health Care REIT, Inc.	364,185
19,955		STAG Industrial, Inc.	814,364
17,927		Vornado Realty Trust, LP	537,631
25,542		WP Carey, Inc.	1,476,583
		TOTAL	21,733,592
		Utilities—2.5%
8,298		Allete, Inc.	535,221
6,885		Black Hills Corp.	406,559
27,241		Essential Utilities, Inc.	1,107,347
5,030		Idacorp, Inc.	491,682

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
9,163		National Fuel Gas Co.	$ 536,860
9,738		New Jersey Resources Corp.	455,252
5,881		Northwestern Energy Group, Inc.	316,221
20,317		OGE Energy Corp.	787,690
6,414		ONE Gas, Inc.	446,607
3,690		Ormat Technologies, Inc.	286,492
5,657		PNM Resources, Inc.	235,218
7,559		Portland General Electric Co.	358,145
8,218		Southwest Gas Holdings, Inc.	609,447
5,601		Spire, Inc.	372,971
28,176		UGI Corp.	698,201
		TOTAL	7,643,913
		TOTAL COMMON STOCKS (IDENTIFIED COST $169,947,366)	298,365,848
		INVESTMENT COMPANY—3.3%
10,312,996		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4] (IDENTIFIED COST $10,312,996)	10,312,996
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $180,260,362)	308,678,844
		OTHER ASSETS AND LIABILITIES - NET—(0.2%)[5]	(708,005)
		TOTAL NET ASSETS—100%	$307,970,839
At July 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index, Long Futures	31	$9,672,310	September 2024	$400,226
The average notional value of long futures contracts held by the Fund throughout the period was $10,476,002. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Adviser or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2024, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$343,882	$2,105,070	$11,154,428	$13,603,380
Purchases at Cost	$—	$49,607,513	$46,884,707	$96,492,220
Proceeds from Sales	$(80,989)	$(41,399,587)	$(58,040,207)	$(99,520,783)
Change in Unrealized Appreciation/Depreciation	$(5,296)	$—	$(3,511)	$(8,807)
Net Realized Gain/(Loss)	$32,457	$—	$4,583	$37,040
Value as of 7/31/2024	$290,054	$10,312,996	$—	$10,603,050
Shares Held as of 7/31/2024	8,449	10,312,996	—	10,321,445
Dividend Income	$18,551	$198,421	$262,380	$479,352

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,672,310 at July 31, 2024, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$1,105,320	$1,144,013

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.

The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust